Loss Per Share Attributable to Equity Holders of the Company	6 Months Ended
Sep. 30, 2022
Loss Per Share Attributable to Equity Holders of the Company [Abstract]
Schedule of dilutive ordinary shares in issue during the year
22.	LOSS PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY

The basic loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares of the Company in issue during the period.

The diluted loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants (2021: Nil). For the period ended September 30, 2022, the Company had 25,100,000 share purchase warrants outstanding, which could potentially dilute basic loss per share in the future, but were excluded from the computation of diluted loss per share in the period presented, as their effects would have been anti-dilutive.

The Company had no potentially dilutive ordinary shares in issue during the period.

	For the six months ended September 30
	2022	2021
		(Restated)
Basic Loss Per Share Numerator
Loss for the period attributable to owners of the Company	$(5,377,131)	$(7,353,732)

Diluted Loss Per Share Numerator
Loss for the period attributable to owners of the Company	$(5,377,131)	$(7,353,732)

Basic Loss Per Share Denominator
Original shares:	23,598,371	13,263,066
Additions from actual events:
- Issuance of common stock, weighted	1,081,967	4,406,216
Basic weighted average shares outstanding	24,680,338	17,669,282

Diluted Loss Per Share Denominator
Diluted Weighted Average Shares Outstanding:	24,680,338	17,669,282

Loss Per Share
- Basic and diluted	$(0.22)	$(0.42)
Weighted Average Shares Outstanding
- Basic and diluted	24,680,338	17,669,282